Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other
29.	Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other

Million US dollar	31 December 2021	31 December 2020
Collateral given for own liabilities	310	391
Contractual commitments to purchase property, plant and equipment	449	528
Contractual commitments to acquire loans to associates/customers	142	150
Other commitments	1 943	1 953
The collateral given for own liabilities of 310m US dollar as at 31 December 2021 contains 168m US dollar cash guarantees (31 December 2020: 391m US dollar collateral given for own liabilities contained 184m US dollar of cash guarantees). Such cash deposits are a customary feature associated with litigations in Brazil: in accordance with Brazilian laws and regulations a company may or must (depending on the circumstances) place a deposit with a bank designated by the court or provide other security such as collateral on property, plant and equipment. With regard to judicial cases, AB InBev has made the appropriate provisions in accordance with IAS 37
Provisions, Contingent Liabilities and Contingent Assets
– see also Note 26
Provisions
. In th
e
 company’s balance sheet, the cash guarantees are presented as part of other receivables – see Note 19
Trade and other receivables
. The remaining part of collateral given for own liabilities of 142m US dollar as at 31 December 2021 (31 December 2020: 207m US dollar) contains collateral on AB InBev’s property in favor of the excise tax authorities, the amount of which is determined by the level of the monthly excise taxes due, inventory levels and transportation risk, and collateral on its property, plant and equipment with regard to outstanding loans. To the extent that AB InBev would not respect its obligations under the related outstanding contracts or would lose the pending judicial cases, the collateralized assets would be used to settle AB InBev’s obligations.
AB InBev has entered into commitments to purchase property, plant and equipment for 449m US dollar at 31 December 2021 (31 December 2020: 528m US dollar).
In a limited number of countries AB InBev has committed itself to acquire loans to associates/customers from banks at their notional amount if the associates/customers do not respect their reimbursement commitments towards the banks. The total outstanding amount of such loans is 142m US dollar at 31 December 2021 (31 December 2020: 150m US dollar).
Other commitments amount to
1 943
m US dollar at 31 December 2021 and mainly cover guarantees given to pension funds, rental and other guarantees (31 December 2020:
1 953
m US dollar).
In order to fulfil AB InBev’s commitments under various outstanding stock option plans, AB InBev entered into stock lending arrangements for up to 30 million of its own ordinary shares. AB InBev shall pay any dividend equivalent, after tax in respect of the loaned securities. This payment will be reported through equity as dividend. As of 31 December 2021, 30 million loaned securities were used to fulfil stock option plan commitments.
As at 31 December 2021, the M&A related commitments existed as discussed below.
Cervecería Nacional Dominicana S.A. (“CND”)
As part of the 2012 shareholders agreement between Ambev and E. León Jimenes S.A. (“ELJ”), following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a put and call option is in place which may result in Ambev acquiring additional

1	Net amount recognized in the statement of financial position after taking into account offsetting agreements that meet the offsetting criteria as per IFRS rules.
2	Other offsetting agreements include collateral and other guarantee instruments, as well as offsetting agreements that do not meet the offsetting criteria as per IFRS rules.
shares in CND. In January 2018 Ambev increased its participation in CND from 55% to 85%. As of 31 December 2021, the put option for the remaining shares held by ELJ was valued 0.6 billion US dollar (31 December 2020: 0.7 billion US dollar). The corresponding liability is presented as a non-current
liability and recognized as a deferred consideration on acquisitions at fair value in “level 3” category. See also note 28
Risks arising from financial instruments
.